COST OF SALES - Royalties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
COST OF SALES
Royalties	$ 30,730	$ 8,536
Camino Rojo Oxide NSR royalty
COST OF SALES
Royalties	6,961	6,816
Mexican Extraordinary Mining Duty
COST OF SALES
Royalties	3,529	$ 1,720
Musselwhite Mine royalty
COST OF SALES
Royalties	$ 20,240